Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Abstract]
Net cash paid for taxes	$ 287	$ 194	$ 253
Cash paid for interest	$ 465	$ 444	$ 378